Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Tax benefit (expense)	$ 58	$ 47	$ (17)
Cash flow hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	113	(18)
Change in the value of the hedging instrument recognized in OCI (before-tax)	193	186
Amount reclassified from accumulated OCI to income (before-tax)	26	(8)
Tax benefit (expense)	(58)	(47)
Ending balance of AOCI - hedge reserve (after-tax)	274	113	(18)
Hedge ineffectiveness gains (losses) recognized in income	(2)
Cash flow hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(2)	5
Change in the value of the hedging instrument recognized in OCI (before-tax)	4	(1)
Amount reclassified from accumulated OCI to income (before-tax)	(4)	(8)
Tax benefit (expense)		2
Ending balance of AOCI - hedge reserve (after-tax)	(2)	(2)	5
Hedge ineffectiveness gains (losses) recognized in income	(2)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	98	(45)
Change in the value of the hedging instrument recognized in OCI (before-tax)	320	188
Amount reclassified from accumulated OCI to income (before-tax)	(74)	6
Tax benefit (expense)	(65)	(51)
Ending balance of AOCI - hedge reserve (after-tax)	279	98	(45)
Cash flow hedges [member] | Equity share price risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	17	22
Change in the value of the hedging instrument recognized in OCI (before-tax)	(131)	(1)
Amount reclassified from accumulated OCI to income (before-tax)	104	(6)
Tax benefit (expense)	7	2
Ending balance of AOCI - hedge reserve (after-tax)	(3)	17	22
NIFO hedges [member] | Foreign Exchange Risks [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Beginning balance of AOCI -hedge reserve (after-tax)	(1,139)	(1,129)
Change in the value of the hedging instrument recognized in OCI (before-tax)	(156)	6
Tax benefit (expense)	(46)	(16)
Ending balance of AOCI - hedge reserve (after-tax)	(1,341)	(1,139)	$ (1,129)
Fair value hedges [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	(775)	(93)
Gains (losses) on the hedged item attributed to hedged risk	777	97
Hedge ineffectiveness gains (losses) recognized in income	2	4
Fair value hedges [member] | Interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	(815)	(276)
Gains (losses) on the hedged item attributed to hedged risk	812	277
Hedge ineffectiveness gains (losses) recognized in income	(3)	1
Fair value hedges [member] | Combined foreign exchange and interest rate risk [member]
Disclosure of information about hedge accounting impact on statement of comprehensive income [line items]
Gains (losses) on the hedging instruments	40	183
Gains (losses) on the hedged item attributed to hedged risk	(35)	(180)
Hedge ineffectiveness gains (losses) recognized in income	$ 5	$ 3